Offerings - Offering: 1	Jun. 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Share, no par value per share
Amount Registered | shares	350,949
Proposed Maximum Offering Price per Unit | $ / shares	1.91
Maximum Aggregate Offering Price	$ 670,312.59
Fee Rate	0.01531%
Amount of Registration Fee	$ 102.63
Offering Note	Represents only the additional number of the Registrant’s Common Shares being registered. Does not include the Common Shares that the Registrant previously registered on the Registration Statement on Form F-1 (File No. 333-288063) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on June 25, 2025, as amended.Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Company’ Common Share on Nasdaq on June 26, 2025 ($1.91 per Common Share), in accordance with Rule 457(c) of the Securities Act.Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00015310.